Submission	Oct. 08, 2024
Submission [Line Items]
Central Index Key	0000313927
Registrant Name	CHURCH & DWIGHT CO INC /DE/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES